Provisions and other liabilities - Current Provisions and Other Current Liabilities (Details) € in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Subclassifications of assets, liabilities and equities [abstract]
Taxes payable		€ 613	€ 733	€ 1,180
Employee-related liabilities		1,978	1,989	1,922
Restructuring provisions (see Note D.19.2.)		790	940	572
Interest rate derivatives (see Note D.20.)		2	0	0
Currency derivatives (see Note D.20.)		87	90	58
Amounts payable for acquisitions of non-current assets		413	497	387
Other current liabilities		6,078	5,112	5,093
Total		€ 9,961	€ 9,361	€ 9,212	[1]
Litigation amount payable | $	$ 315

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).